Fair value measurement - Summary of Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	€ 570,191	€ 588,386
Other current financial assets	77,432	77,269
Level 1
Disclosure of financial assets [line items]
Financial assets	10,309	15,428
Other current financial assets	10,309	15,428
Level 2
Disclosure of financial assets [line items]
Financial assets	501,083	513,602
Other current financial assets	12,747	7,775
Level 3
Disclosure of financial assets [line items]
Financial assets	58,799	59,356
Other current financial assets	54,376	54,066
FVPL
Disclosure of financial assets [line items]
Financial assets	73,521	67,295
Other current financial assets	68,635	61,415	€ 56,880
FVOCI
Disclosure of financial assets [line items]
Financial assets	14,102	13,935
Other current financial assets	7,047	12,224	28,440
Amortized cost
Disclosure of financial assets [line items]
Financial assets	482,568	507,156
Other current financial assets	1,750	3,630
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	7,055	1,711
Derivative financial instruments | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Financial assets	7,055	1,711
Derivative financial instruments | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Derivative financial instruments | FVOCI
Disclosure of financial assets [line items]
Financial assets	7,055	1,711
Derivative financial instruments | Amortized cost
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	220,121	219,130
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets [line items]
Financial assets	220,121	219,130
Cash and cash equivalents | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	220,121	219,130
Trade receivables
Disclosure of financial assets [line items]
Financial assets	227,087	248,790
Trade receivables | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Level 2
Disclosure of financial assets [line items]
Financial assets	227,087	248,790
Trade receivables | Level 3
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVPL
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Trade receivables | Amortized cost
Disclosure of financial assets [line items]
Financial assets	227,087	248,790
Other non-current financial assets
Disclosure of financial assets [line items]
Financial assets	38,496	41,486
Other non-current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	34,073	36,196
Other non-current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	4,423	5,290
Other non-current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	4,886	5,880
Other non-current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other non-current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	33,610	35,606
Other current financial assets
Disclosure of financial assets [line items]
Financial assets	77,432	77,269
Other current financial assets | Level 1
Disclosure of financial assets [line items]
Financial assets	10,309	15,428
Other current financial assets | Level 2
Disclosure of financial assets [line items]
Financial assets	12,747	7,775
Other current financial assets | Level 3
Disclosure of financial assets [line items]
Financial assets	54,376	54,066
Other current financial assets | FVPL
Disclosure of financial assets [line items]
Financial assets	68,635	61,415
Other current financial assets | FVOCI
Disclosure of financial assets [line items]
Financial assets	7,047	12,224
Other current financial assets | Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,750	3,630
Private equity
Disclosure of financial assets [line items]
Other current financial assets	21,565	23,954
Private equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	21,565	23,954
Private equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	21,565	23,954	22,399
Private equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt
Disclosure of financial assets [line items]
Other current financial assets	11,720	10,395
Private debt | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Level 2
Disclosure of financial assets [line items]
Other current financial assets	284	281
Private debt | Level 3
Disclosure of financial assets [line items]
Other current financial assets	11,436	10,114
Private debt | FVPL
Disclosure of financial assets [line items]
Other current financial assets	11,720	10,395	10,106
Private debt | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Private debt | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds
Disclosure of financial assets [line items]
Other current financial assets	11,370	10,285
Hedge funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	11,370	10,285
Hedge funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	11,370	10,285	8,995
Hedge funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Hedge funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds
Disclosure of financial assets [line items]
Other current financial assets	10,005	9,713
Real estate funds | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Level 3
Disclosure of financial assets [line items]
Other current financial assets	10,005	9,713
Real estate funds | FVPL
Disclosure of financial assets [line items]
Other current financial assets	10,005	9,713
Real estate funds | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Real estate funds | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income
Disclosure of financial assets [line items]
Other current financial assets	13,864	9,649
Money market funds and floating income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,151	5,785
Money market funds and floating income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	10,713	3,864
Money market funds and floating income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Money market funds and floating income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	10,713	3,864
Money market funds and floating income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	3,151	5,785
Money market funds and floating income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income
Disclosure of financial assets [line items]
Other current financial assets	3,896	6,439
Fixed income | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,896	6,439
Fixed income | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Fixed income | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	3,896	6,439	11,748
Fixed income | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits
Disclosure of financial assets [line items]
Other current financial assets	1,492	3,360
Guarantee deposits | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Level 2
Disclosure of financial assets [line items]
Other current financial assets	1,492	3,360
Guarantee deposits | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Guarantee deposits | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	1,492	3,360
Equity
Disclosure of financial assets [line items]
Other current financial assets	3,262	3,204
Equity | Level 1
Disclosure of financial assets [line items]
Other current financial assets	3,262	3,204
Equity | Level 2
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | FVPL
Disclosure of financial assets [line items]
Other current financial assets	3,262	3,204	€ 1,141
Equity | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Equity | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables
Disclosure of financial assets [line items]
Other current financial assets	258	270
Financial receivables | Level 1
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Level 2
Disclosure of financial assets [line items]
Other current financial assets	258	270
Financial receivables | Level 3
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | FVPL
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | FVOCI
Disclosure of financial assets [line items]
Other current financial assets	0	0
Financial receivables | Amortized cost
Disclosure of financial assets [line items]
Other current financial assets	€ 258	€ 270